Corporate and Group Information (Tables)	12 Months Ended
Dec. 31, 2025
Corporate and Group Information [Abstract]
Schedule of Company’s Principal Subsidiaries

Particulars of the Company’s principal subsidiaries as at the date of this financial statements are as follows:

			Percentage
			of equity
	Place of		attributable to
	incorporation	Issued	the Company		Principal
Name	and business	share capital	Direct	Indirect	activities
CompareAsia Group Capital Limited	Cayman Islands	US$0.01	100	-	Investment holding

CompareAsia Group Limited	Hong Kong	HK$1	-	100	Investment holding and management services to group companies

CAG Regional Limited	Hong Kong	HK$1	-	100	Provision of management and administrative services to group companies

CAG Regional Singapore Pte. Ltd	Singapore	SGD2,059,066	-	100	Provision of information technology support and management services to group companies

Compargo Malaysia Sdn. Bhd.	Malaysia	MYR500,000	-	100	Provision of administrative services to group companies

Ekos Limited	Hong Kong	HK$1	-	100	Provision of business administration, software and technology services

Ekos Inc.	Philippines	PHP10,000,000	-	100	Provision of business administration, software and technology services

Ekos Pte. Ltd.	Singapore	SGD1	-	100	Provision of business administration, software and technology services

MoneyGuru Philippines Corporation	Philippines	PHP9,200,000	-	100	Provision of financial comparison services via online platform
MoneyHero Insurance Brokerage, Inc.	Philippines	PHP100,000,000 (2024: PHP40,000,000)	-	100	Provision of insurance brokerage services

MoneyHero Insurance Brokers Limited	Hong Kong	HK$17,980,000 (2024: HK$17,400,000)	-	100	Provision of insurance brokerage services

MoneyHero Global Limited	Hong Kong	HK$4,085,155	-	100	Provision of financial comparison services via online platform

Singsaver Insurance Brokers Pte. Ltd.	Singapore	SGD1,860,001 (2024: SGD1,060,001)	-	100	Provision of insurance brokerage services

Singsaver Pte. Ltd.	Singapore	SGD100,000	-	100	Provision of financial comparison services via online platform

Seedly Pte. Ltd	Singapore	SGD2,950,181	-	100	An online platform specializing in personal finance community and product comparison

理財一零一有限公司 (Money101 Limited*)	Taiwan	TWD5,000,000	-	100	Provision of financial comparison services via online platform